Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
100000792		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCRE5778	Credit	Borrower 1 Credit Report is Expired	Borrower 1 Credit Report is Expired (Greater than 120 days from the Closing Date). Lender pulled a new credit report with a mid FICO of XXX. Lender to provide credit report for review. Report in file dated XX/XX/XXXX has expired.			Borrower X Credit Report is not Expired.; Document Uploaded. Updated credit report dated XX/XX/XXXX was provided.	09/03/2024		C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000792		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title is vesting and ownership is in the name of XXX and not in the borrowing LLC of XXX. The file is missing verification of ownership for XXX and a deed from XXX to XXX. Per lender GLs 3.20 Property ownership seasoning.			Satisfactory Chain of Title has been provided; Document Uploaded. Operating agreements, quick claim deeds, articles of organizations have been provided showing ownership for both XXX and XXX. Supporting documentation is valid.	09/03/2024		C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000792		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower has XXX simultaneous loans closing with the lender. There is a lender exception email in the file to allow XXX loans, however there are no compensating factors listed. Per lender GLs 3.18 Number of loans to one borrower.			Document Uploaded. Received updated approval showing comp factors for allowing XXX loans to be purchase simultaneously. Compensating Factors : XXX CIFO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	09/03/2024		C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000792		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Subject property is an XXX. There is a lender exception email in the file, however file is missing 2 compensating factors.			Document Uploaded. Updated exception received showing comp factors on the exception for Subject property is an XXX. Compensating Factors : XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing. XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	09/03/2024		C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000792		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/19/2024		C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000791		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/18/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower has XXX simultaneous loans closing with the lender. There is a lender exception email in the file to allow XXX loans, however there are no compensating factors listed. Per lender GLs 3.18 Number of loans to one borrower.			Document Uploaded. Received updated ULAW - XXX-pack of XXX cashout, max LTV XXX/XXX @ XXX, per XXX - see exception for details *XX/XX/XXXX updated per consult with XXX. Pricing extended per XXX. XXX. Comp Factors - XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000791		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/18/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Subject property is an XXX. There is a lender exception email in the file, however file is missing 2 compensating factors.			Document Uploaded. Received updated ULAW - XXX-pack of ACF cashout, max LTV XXX @ XXX, per XXX - see exception for details *XX/XX/XXXX updated per consult with XXX. Pricing extended per XXX. XX/XX/XXXX. Comp Factors - XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	09/04/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000791		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000796		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Subject property is an XXX. There is a lender exception email in the file, however file is missing 2 compensating factors.			XX/XX/XXXX - Lender exception - XXX-pack of ACF cashout, max LTV XXX/XXX @ XXX, per XXX. - see exception for details *XX/XX/XXXX updated per consult with XXX. *Pricing extended per XXX. XX/XX/XXXX Comp factors, XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000796		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower has XXX simultaneous loans closing with the lender. There is a lender exception email in the file to allow XXX loans, however there are no compensating factors listed. Per lender GLs 3.18 Number of loans to one borrower.			XX/XX/XXXX - Lender exception - XXX-pack of ACF cashout, max LTV XXX/XXX @ XXX, per XXX. - see exception for details *XX/XX/XXXX updated per consult with XXX. *Pricing extended per XXX. XX/XX/XXXX Comp factors, XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000796		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000798		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/18/2024	Resolved	FCRE1151	Credit	Satisfactory Chain of Title not Provided	Unsatisfactory Chain of Title provided Title is vesting and ownership is in the name of XXX and not in the borrowing LLC of XXX . The file is missing verification of ownership for XXX and a deed from XXX to XXX . Per lender GLs 3.20 Property ownership seasoning.			XX/XX/XXXX - Audit verified borrower's ownership of LLC on title, condition cleared. ; Satisfactory Chain of Title has been provided	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000798		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/18/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower has XXX simultaneous loans closing with the lender. There is a lender exception email in the file to allow XXX loans, however there are no compensating factors listed. Per lender GLs 3.18 Number of loans to one borrower.			XX/XX/XXXX - Lender exception - XXX-pack of ACF cashout, max LTV XXX/XXX @ XXX, per XXX. - see exception for details *XX/XX/XXXX updated per consult with XXX. *Pricing extended per XXX. XX/XX/XXXX Comp factors, XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000798		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/18/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: Subject property is an XXX. There is a lender exception email in the file, however file is missing 2 compensating factors.			XX/XX/XXXX - Lender exception - XXX-pack of ACF cashout, max LTV XXX/XXX @ XXX, per XXX. - see exception for details *XX/XX/XXXX updated per consult with XXX. *Pricing extended per XXX. XX/XX/XXXX Comp factors, XXX FICO, no negative credit at all, XXX% LTV, significant reserves after closing, XXX DSCR, borr has owned the entities for XXX+ years, subject in CX condition.	08/29/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000798		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	08/19/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000799	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows XXX investment properties. Provide property reports for each; XXX, XXX and XXX. Per GLs 4.15 Determining Mortgage Rating	DSCR loans have specific requirements that do not overlap with TRID loans and their requirements for a validated REO section. Borrower merely has to provide an REO list and that satisfies the requirement per the credit memo from XX/XX/XXXX. This has previously gone to XXX Sr Management and as it has no tangible effect on any DSCR loan, it has been determined that this section does not apply to DSCR loans.	10/17/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Condition reviewed with management and cleared per credit memo dated XX/XX/XXXX.; XX/XX/XXXX - Audit Review - Lender to Provide Credit Memo Dated XX/XX/XXXX for management review.
XX/XX/XXXX - Lender rebuttal - DSCR loans have specific requirements that do not overlap with TRID loans and their requirements for a validated REO section. Borrower merely has to provide an REO list and that satisfies the requirement per the credit memo from XX/XX/XXXX. This has previously gone to XXX Sr Management and as it has no tangible effect on any DSCR loan, it has been determined that this section does not apply to DSCR loans; XX/XX/XXXX - Lender to provide XXX reports. Per Lender GLs X.XX: File should also document the above property(ies) plus all other property(ies) owned by the Applicant(s) with a public record search (i.e.: XXX or similar product) to establish there is not foreclosure action.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000799	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The $XXX check for earnest money is in the file. Provide a certified escrow deposit receipt for $XXX. Per GLs 8.6 Earnest Money and Deposit	XX/XX/XXXX: XXX deposit receipt received, condition cleared.; Asset Qualification Meets Guideline Requirements	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000799	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. Funds for closing are from a Home Equity Line of Credit secured by the borrowers primary residence. Provide an executed estoppel agreement for the Home Equity Line of Credit to freeze the credit line at the current limit. Per GLs 8.16 Home Equity Line of Credit	Asset Record X Meets G/L Requirements; XX/XX/XXXX - Condition cleared per lender GLs, not required.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000799	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. The appraiser noted deferred maintenance items; including XXX. Estimated minimum cost-to-cure to repair/replace deferred maintenance items and improve from C4 to C3 condition is $XXX - $XXX. Minor deferred maintenance, total cost of the repairs may not exceed the greater of $5,000 or 3.0% of the property’s value. A property may be rejected as security for a loan or may require a reduction in the loan amount if signs of deferred maintenance exist on the appraisal. Provide Licensed contractor bids. All repair items must be completed and a Satisfactory Completion Certificate (FNMA Form 1004D or FHLMC Form 442) with photos must be included in the loan file. Per 21.3 Deferred Maintenance & 21.4 Minor or Cosmetic Deferred Maintenance.	Ok per XXX to take this property with a $XXX cost to cure for deferred maintenance, comp factors, XXX FICO, no mortgage lats ion last XXX years, XXX% LTV purchase, DM is mostly cosmetic in nature, XXX DSCR	09/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	C	B	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000799	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/30/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/03/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	B	A	A	C	A	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000794		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000794	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000794	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b cure required
Refund in the amount of $XXX requires a PCCD, LOE, Copy of refund check and proof of delivery OR provide the missing disclosure that goes with the COC provided dated XX/XX/XXXX.
														The zero tolerance violation is due to the increase in the Loan Origination Fee on the CD dated XX/XX/XXXX. There was a COC found dated XX/XX/XXXX, however no disclosure was provided within 3 days of the COC			LE dated XX/XX/XXXX provided; Exception resolved; LE dated XX/XX/XXXX provided; Exception resolved	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000794		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of 650. The audit qualifying credit score is XXX, which is lower than the minimum required credit score of 650 for a XXX. There is no exception in file. Non-Prime Wholesale Rate Sheet XX/XX/XXXX reflects for a rural property states the minimum credit score is 650.			XX/XX/XXXX - Lender exception - Ok per XXX to move forward with rural property at a XXX FICO, comp factors, XXX% LTV, significant reserves after closing, borr S/E XXX+ years, subject in CX condition with recent updating	08/29/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000794		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/14/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/15/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE5779	Credit	Borrower 2 Credit Report is Expired	Borrower 2 Credit Report is Expired (Greater than 120 days from the Closing Date). B2 Credit Report dated XX/XX/XXXX. Loan closed XX/XX/XXXX.			XX/XX/XXXX - Credit reissue date is XX/XX/XXXX, condition cleared. ; Borrower X Credit Report is not Expired.	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE5780	Credit	Borrower 3 Credit Report is Expired	Borrower 3 Credit Report is Expired (Greater than 120 days from the Closing Date). B3 Credit Report dated XX/XX/XXXX. Loan closed XX/XX/XXXX.			XX/XX/XXXX - Credit reissue date is XX/XX/XXXX, condition cleared. ; Borrower X Credit Report is not Expired.	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing insufficient funds to close. Final CD reflects $XXX cash to close required; however, XXX account #XXX reflects a $XXX balance as of XX/XX/XXXX.			XX/XX/XXXX - Lender Rebuttal - Per Sec X.X, at XXX% LTV and below, sourced funds are not required and we closed right at XXX% LTV. Condition cleared, meets lender GLs.; Asset Qualification Meets Guideline Requirements	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE1377	Credit	Borrower 3 3rd Party VOE Prior to Close Missing	Borrower 3 3rd Party VOE Prior to Close Missing Missing B3's VVOE for XXX.			XX/XX/XXXX - VOE dated XX/XX/XXXX received, condition cleared; Borrower X Xrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX)	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	D	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing information and documentation to support B3's 'Other' income reflected on Final 1003. Must support $XXX per month. Unable to determine the source of income so requirements of that particular program must be met.			XX/XX/XXXX - Lender Income added in error, it has been removed and DTI still within limits, uploading updated XXXX; Income and Employment Meet Guidelines	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing VOM/Pay History for B1's 2nd Mtg, XXX #XXX.			XX/XX/XXXX - Primary residence listed for sale requires X% exception fee plus .X% to rate LLA. Ok per XXX for being listed for sale within last XXX months and lack of a mortgage rating, comp factors, XXX FICO, XXX% LTV, BX S/E for XXX+ years, borr has resided in property for XXX+ years, subject in CX condition	08/23/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	B	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Acknowledged	FVAL5385	Property	Property has been listed for sale in the past 6 months	Property listed for sale XX/XX/XXXX, removed XX/XX/XXXX. Loan closed XX/XX/XXXX. Per Lender GL Section 9.1 - Eligible Property Types: Listed within six months is ineligible. The listing was outside of six months of closing; however, it was addressed on the Underwriting Loan Approval Worksheet and affected Pricing. No Approved Lender Exception noted in file.			XX/XX/XXXX - Lender Uploading updated ULAW with comp factors. Primary residence listed for sale requires X% exception fee plus .X% to rate LLA. Ok per XXX for being listed for sale within last XXX months and lack of a mortgage rating, comp factors, XXX FICO, XXX% LTV, BX S/E for XXX+ years, borr has resided in property for XXX+ years, subject in CX condition.	08/22/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	B	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Missing Initial CD from file			Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	08/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000793		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrow and met appraisal requirements			HPML Compliant Loan	08/12/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed.	D	B	C	A	D	B	C	B	C	A	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	D	D	C	C	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000800	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/10/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements
														This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Resolved.	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000800	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/10/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Resolved.	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000800		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/11/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	07/11/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000801		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The borrower provided a letter of explanation regarding their rent payments; however, only XXX bank statements were provided verifying XXX months of rent payments. The bank statements verifying rent payments for XXX and XXX thru XXX are required. Guideline section 4.19 Verification of Rent Payments states a rental payment history covering the last twelve months requires verification by one of the following: 1. Legible copy of twelve months canceled checks (front and back) or money orders-amount of checks/money orders must be consistent and match the amount of monthly rent reflected on the 1003. 2. Verification of Rent or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of 75% or less. 3. Bank Statements for the last twelve months which consistently show payment made for rent amount.			Housing History Meets Guideline Requirements; XX/XX/XXXX- Lender - Uploading LOE advising that the $XXX prepaid in XXX per the ledger was for XXX to XXX; Received copy of XXX Activity Spreadsheet showing XXX Payments. Reviewed and confirmed payments from XXX and XXX through XXX. Documentation to support rental payment from XXX through XXX are required. Finding remains.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000801		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	The final 1003 reflects a tax/insurance payment for XXX of $XXX; however, there is no documentation in file to verify this payment. Tax/Insurance documentation for XXX is required. Guideline section 6.7 Mortgage Payments for Rental Properties states the monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property taxes, insurance, and HOA fees for rental properties owned by the borrower.			XX/XX/XXXX - Audit verified all rent payments with LOE and ledger, condition cleared.; Received copy of the Tax Bill for property XXX showing and confirming the $XXX amount.	10/17/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000801		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			HPML Compliant Loan	07/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000801		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved	07/08/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 80% The borrowers departure residence had a XXX forbearance/modification over 6 months ago. A second property was modified on XXX, with the first payment made XXX. The maximum LTV for MOD less than 1 year is 75%. There is an exception in the file for the XXX related modification to allow a XXX% LTV/CLTV, which lists the borrower as a XXX. However, the borrower is a XXX which allows max LTV of 80%. Provide an exception from Management with XXX compensating factors to permit a XXX with a loan modification less than 1 year a max LTV/CLTV/HCLTV of XXX%.	XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; Audited HLTV of XX% exceeds Guideline HCLTV of XX%; Borrower is XXX. Support was in file and client sent it again. Expired XXX card but I-XXX Form for extension.; *XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; XX/XX/XX - Lender provided ULAW/Approved exception, with comp factors, for excessive LTV.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 80% The borrowers departure residence had a XXX forbearance/modification over 6 months ago. A second property was modified on XXX, with the first payment madeXXX. The maximum LTV for MOD less than 1 year is 75%. There is an exception in the file for the XXX related modification to allow a XXX% LTV/CLTV, which lists the borrower as a XXX. However, the borrower is a XXX which allows max LTV of 80%. Provide an exception from Management with 2 compensating factors to permit a XXX with a loan modification less than 1 year a max LTV/CLTV/HCLTV of XXX%.	XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; Audited CLTV of XX% exceeds Guideline CLTV of XX%; Borrower is XXX. Support was in file and client sent it again. Expired XXX card but I-XXX Form for extension.; *XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; XX/XX/XX - Lender provided ULAW/Approved exception, with comp factors, for excessive LTV.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 80% The borrowers departure residence had a XXX forbearance/modification over 6 months ago. A second property was modified on XXX, with the first payment made XXX. The maximum LTV for Modification less than 1 year is 75%. There is an exception in the file for the XXX related modification to allow a XXX% LTV/CLTV, which lists the borrower as a XXX. However, the borrower is a XXX which allows max LTV of 80%. Provide an exception from Management with 2 compensating factors to permit a XXX with a loan modification less than 1 year a max LTV/CLTV/HCLTV of XXX%.	XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; Audited LTV of XX% exceeds Guideline LTV of XX%; Borrower is XXX. Support was in file and client sent it again. Expired XXX card but I-XXX Form for extension.; *XX/XX/XX - amending comments to include ULAW verbiage. "Exception Approved per XXX X/XX Price Match *X.XX @ PAR with XXX XX Max DTI and impounds and XX% LTV. Comp factors, XXX FICO, no negative credit at all, XX% DTI, subject in CX condition having been built in XXXX."; XX/XX/XX - Lender provided ULAW/Approved exception, with comp factors, for excessive LTV.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A printout for a XXX #XXX was provided to verify mortgage payment to XXX from XXX - XXX. The printout does not show the name of the account holder. Provide documentation to verify the borrower is the account holder.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete.; ; XX/XX/XXXX - Client previously provided proof that XXX #XXXX is owned by borrower's XXX. "The owner of the XXX #XXXX account is borrower’s XXX per the printout, given that they are XXX, XXX is counting it as XXX assets and therefore acceptable."	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. Chase bank statements for #XXX shows the account holder is XXX., and the activity from XXX through XXX is provided. Verify the borrower is an account holder and has access to the funds. The source of Gift funds is this account. Provide the XXX statement for full 60 days activity. Per guidelines - Verification of Assets / Funds: Funds to close are to be properly verified on purchase-money transactions. Verification of the seasoning of funds to close is required on loans: over 65% LTV / CLTV for consumer transactions. Business Deposit Accounts: Borrower must own the business contributing the closing funds. Verification of business deposit accounts such as checking, savings, certificate of deposit, and money market accounts must include the following documentation: Copy of the borrower’s two (2) most recent bank statement for the account in which the funds for the down payment are to be withdrawn.	Asset Record X Meets G/L Requirements; Asset Record X Does Not Meet G/L Requirements.; XX/XX/XX - Client provided proof that XXX is borrower's XXX. XXX is the account holder/owner of XXX and those bank accounts/assets. An XXX Transfer Deed, already in file, supports that XXX is borrower's XXX. Also, Client's rebuttal - "Uploading XXX SOS SOI for XXX showing the XXX is the sole officer/director. Giftors are not required to provide XX days of statements, they are not required to provide statements at all."	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE1483	Credit	Asset 5 Does Not Meet Guideline Requirements	Asset 5 Does Not Meet Guideline Requirements A gift letter in the file from the borrowers spouse for $XXX from XXX # XXX. XXX, is account holder on the statement provided. Verify the donor is the account holder and the transfer of funds into the borrowers account. Per Lender Guidelines - Gift Funds: Gift funds from a family member to assist with the costs to close are permitted on purchase money transactions for any type of occupancy – subject to specified limits. Acceptable Donors may include: Family members (i.e.: spouse, any type of domestic partnership or union, fiancée, boyfriend / girlfriend, parent, brother, sister, child, grandparent, aunt, uncle, nephew, niece). Receipt of Gift funds: Evidence (a) that the gift funds have been transferred from the donor’s account to the borrower and (b) that the gift funds came from an acceptable source, must be documented in the file. If the gift funds were deposited directly to the borrower’s bank account, a complete bank statement showing the deposited amount and date of deposit with ability to tie the relevant deposit to the Donor. The documentation evidencing the transfer of funds must match the information on the gift letter (i.e.: the remitter’s name (donor), borrower’s name, dollar amount, date, name of the depository institution, and account number. If the documentation for receipt of gift funds does not provide sufficient proof they came from the donor’s account, the donor must provide account statements covering the most recent two (2) months to establish his or her ability to provide the gift. In addition, the donor’s funds must be seasoned a minimum of 60 days and proof the funds were withdrawn and / or transferred to the borrower’s account or to escrow will be required.
Asset X Meets Guideline Requirements Or Not Applicable; Asset X Does Not Meet Guideline Requirements; XX/XX/XX - Client uploaded wire for $XXK to closing from XXX. In another exception client provided proof that XXX is owned by borrower's XXX. Assets have been verified.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money deposit wired for $XXX is in the file. Provide the certified escrow receipt. Per Lender Guidelines- Earnest Money Deposit: All earnest money and deposits require an Escrow Receipt.	Asset Qualification Meets Guideline Requirements; Asset Qualification Does Not Meet Guideline Requirements; XX/XX/XX - Client resent $Xk XXX wire. The wire was in file as well as proof of XXX from borrower's business XXX #XXXX.	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	FCOM1227	Credit	PUD Rider is Missing	PUD Rider is Missing Subject is a PUD. Provide a PUD Rider to the Mortgage/DOT.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); ; Recorded PUD rider received, condition cleared	10/17/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	HPML Compliant Loan	07/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/05/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	HPML Compliant Loan	07/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000802	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/08/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved	07/08/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX.XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Resolved	FCRE5116	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Provide a property report for XXX to show borrower owned the property free and clear for the previous 24 months. Per GL 4.5 Minimum Credit Depth - and 4.6 - Credit Score Determination: Acra does not extend credit where the primary wage earner has one (1) or less credit scores, unless LTV ≤65% LTV, 2 year full document, and housing history 24 mos at 0*30 borrower to be reviewed for “1 Score/No Score product	; XX/XX/XXXX - Lender submitted the executed HUD-I for the sale of exit residence (XXX). Borrower received all sale proceeds, no mortgage was paid off or attached to property.; XX/XX/XXXX - no XXX report received. Client to re-upload report.	09/04/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser and the underwriter were not checked with Exclusionary Lists.	XX/XX/XXXX - audit verified all parties cleared on final fraud report. Condition cleared. ; All Interested Parties Checked against Exclusionary Lists	08/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing Provide an HOA information letter, Per GL 10.2- F- Condominium - Documentation Requirements. *Non-Warrantable Condominiums are allowable with Senior Management
Approval when the following condition is met: No more than 25% of the units are owned by a single entity	XX/XX/XXXX - audit verified on condo questionnaire no entity owns XX% or more. Condition cleared. ; HOA Questionnaire Provided	08/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of is less than Guideline FICO of 575. There were no credit scores on the credit report. Provide a property report/SiteX for the departure residence to verify owned free and clear. to meet the No Score Program requirements. Per GL 4.5 Minimum Credit Depth. 4.6 Credit Score Determination. No Score is permitted with <65% LTV, Full document and 24X 0*30 housing history.	XX/XX/XXXX - lender - Uploading updated ULAW with comp factors. Ok per XXX to accept this no FICO loan without a housing history comp factors and XXX, XX% LTV OO purchase, owns his primary residence free and clear (bought without mortgage per XXX), X+ months reserves when none are required, subject in CX condition with recent updating	08/07/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Acknowledged	FPRO0951	Property	Condo Approval Missing	Condo Approval Missing The appraisal shows the project primary occupancy is Tenant, XXX% owner occupied per public bienniel reports. Provide a Lender Management exceptio,n with 2 compensating factors, to allow condominium Project with less than 50% total units owner occupied. Per GL's 10.2 Condominium Eligibility Requirements.	Client acknowledged downgrade X/B. No resolution required.	07/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	B	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/23/2024	Acknowledged	FCRE9178	Credit	Borrower has less than 2 FICO scores and does not meet minimum required to be scored.	Borrower has less than 2 FICO scores and does not meet minimum required to be scored.	Client acknowledged downgrade X/B. No resolution required.; Client acknowledged downgrade X/B. No resolution required.; Borrower has less than X FICO scores and does not meet minimum required to be scored.; Client acknowledged downgrade X/B. No resolution required.; Borrower has less than X FICO scores and does not meet minimum required to be scored.; Client acknowledged downgrade X/B. No resolution required.; Borrower has less than X FICO scores and does not meet minimum required to be scored.	07/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	B	B	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000795	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	07/22/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant Loan.	07/23/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	C	B	D	B	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
100000797	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The subject is purchased for use as a second home per the 1003. However, the hazard insurance HO6 lists occupancy as Tenant. Provide an amended declarations policy to show subject use is second home. Per GLs 3.40 Second / Vacation Home & 3.1 Underwriting Philosophy	XX/XX/XXXX - lender - Per a rep at XXX (XXX) XXX-XXXX, a secondary residence can be written either as OO or a tenant policy. ATR is covered, loan is TRID compliant and secondary residences are subjected to more stringent requirements than NOO, so the stated use as a second home is agreeable with borrower living in XXX and property on the XXXt in XXX.
																	XX/XX/XXXX - condition cleared per lender rebuttal, meets lender GLs; Intent of borrower's occupancy supported	08/27/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	A	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000797	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The documentation provided does not support the borrower's 2year employment history. The 1003 shows the borrower has been employed with XXX since XX/XX/XXXX. A recent paystub, XXX W-2, and XXX- 1099's in the file. However, the Written Verification of Employment shows a start date with XXX as XX/XX/XXXX. A letter from XXX explains the borrower was employed by XXX from XX/XX/XXXX until the company was sold to XXX, on XX/XX/XXXX. The XXX form- 1099-NEC, shows total income of $XXX. There is no W-2 from XXX. Provide written confirmation from XXX. to verify the borrowers start date. Must confirm 24 months of stable employment history for the borrower. Per GL's Section 5 -5.1 Continuance of Income and Employment History.	XX/XX/XXXX - lender - Per updated guidelines from X/XX/XX, XXX only requires a XX month history of employment so company names changes and start dates beyond this period are beyond the scope of our guidelines requirements.
																	XX/XX/XXXX - Employment verified per lender GLs, condition cleared.; Income and Employment Meet Guidelines	08/27/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	A	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000797		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Acknowledged	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing The subject is a high rise condominium. Provide HOA Information Letter – verifying the following: Condominium project is not currently involved in any litigation; Total number of units in the project; Total number of phases that are not complete; Percent of the units sold and conveyed to the unit owners; and Percent of the units owner occupied. Per GLs 10.2 Condominium Eligibility Requirements: F- Condominium Documentation Requirements.			XX/XX/XXXX - lender exception - Ok per XXX for XXX for litigation and NOO, comp factors, XXX, no history of any mortgage lates, full doc, subject in CX condition with updating.; XX/XX/XXXX - No ULAW received, please re-upload document.; XX/XX/XXXX - HOA Cert shows XXX out of XXX units are Non-Owner Occupied. HOA Cert shows HOA has pending litigation. There is no lender exception in the file for the condo not meeting Lender Guidelines. Per lender GLs XX.X - XX% of the total units in the project must be owner occupied. A Condominium project is not currently involved in any litigation; - Generally, a condominium project that is currently in litigation is not eligible for financing; however, XXX will consider each case on an individual basis.	08/27/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	B	C	A	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000797		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/07/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	Missing Proof Initial CD was received by the borrower at least 3 days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.			Initial CD receipt date provided; Exception resolved; Initial CD receipt date provided; Exception resolved	08/18/2024	Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	C	A	D	B	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
100000788	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FCRE1204	Credit	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Verify the borrowers Social Security Number with the SSA-89 results.	All Fraud Report Alerts have been cleared or None Exist; XX/XX/XXXX - SSN verified and cleared	09/12/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000788	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/27/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000788	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/26/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/27/2024	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000803	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Acknowledged	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The borrower is employed by; XXX, XXX, XXX and XXX. Provide Verbal Verification of employment for each employer dated 72 hours prior to funding. Per GLs 3. Verification of Employment	Document Uploaded. Note date on the file is XX/XX/XXXX. XXX WVOE is dated XX/XX - file is still missing a closing VOE within XX hours for this employer.
																	Lender submitted Post closing VOEs for the following employers: XXX verified XX/XX, XXX verified XX/XX, and XXX verified XX/XX. A lender exception with X+ compensating factors is required for post closing VOEs.; Lender Exception: Ok per XXX for VVOE completed post-closing, comp factors, XX% LTV, full doc, XX% DTI, borr on the job X+ years.	10/23/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000803		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			HPML Compliant Loan.	08/16/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000803		XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Resolved.	08/16/2024	Borrower has stable job time - Borrower has X.X years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
100000789	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The purchase contract and the Closing Disclosure show Earnest Money Deposit of $XXX. Earnest money and deposit exceeding 2% of the sales price or $1,000, whichever is less, requires verification. Provide one of the following: Copy of check (canceled or not canceled) with certified escrow deposit receipt; or Bank statement showing the check cleared with certified escrow deposit receipt. Per GLs 8.6 Earnest Money and Deposit.	Asset Qualification Meets Guideline Requirements; Document Uploaded. Received copy of receipt of earnest money with a copy of the escrow check.	09/03/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000789	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Resolved.	08/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000789	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/15/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Resolved.	08/16/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.X years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000790	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCRE1316	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The 1003 current employer is XXX., with start date of XX/XX/XXXX. Paystubs from XXX are in the file. The Written VOE with XXX, verifies the borrowers employment from XXX & XXX. However, the current employer verified with XXX on XX/XX/XXXX is XX, with a start date of XX/XX/XXXX. Provide a Verbal Verification of Employment with XXX., dated within 72 hours prior to funding. Provide a letter to explain employment with XXX. Provide the most recent paystub. Per GLs section 3- Verbal verification of Employment & 3.1 Underwriting Philosophy, 5.1 Continuance of Income and Employment History.	Borrower X Xrd Party VOE Prior to Close Was Provided; XX/XX/XXXX - VOE received and cleared; ; XX/XX/XXXX - Condition has X parts. #XXX has been provided. The file is still missing a final VOE for XXX.
Original condition - X. Provide a Verbal Verification of Employment with XXX., dated within XX hours prior to funding. X. Provide a letter to explain employment withXXX. Provide the most recent paystub.	09/24/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000790	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
100000790	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/16/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	08/19/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A